First Trust Long-Short Equity ETF Annual Fund Operating Expenses - First Trust Long-Short Equity ETF - First Trust Long-Short Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%	[1]
Expenses (as a percentage of Assets)	1.38%	[2]

[1]	Other Expenses consist of margin interest expense and dividend expense on investments sold short.
[2]	Expenses have been restated to reflect the current fiscal year.